Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 01, 2014	Mar. 31, 2015	May 31, 2017	Dec. 01, 2016
Qingdao Alice [Member]
Business Acquisition [Line Items]
Business acquisition, date			Dec. 01, 2014
Business acquisition, equity interest	100.00%
Business acquisition, total consideration	$ 12,929
Ainuoshida [Member]
Business Acquisition [Line Items]
Business acquisition, date			Mar. 31, 2015
Business acquisition, equity interest		18.00%	51.00%	33.00%
Business acquisition, total consideration			$ 3,842
Cash consideration		$ 1,129
Gain recognized on investment			$ 723